SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 28, 2013 Contract	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013 Week Contract		Dec. 29, 2012 Week		Dec. 31, 2011 Week
PRINCIPLES OF CONSOLIDATION [Abstract]
Requisite ownership to consolidate (in hundredths)	50.00%								50.00%
FISCAL YEAR [Abstract]
Weeks in fiscal year									52		52		53
Additional sales due to additional week in fiscal year													$ 16,000,000
CASH AND CASH EQUIVALENTS [Abstract]
Cash equivalents liquidity period	3 months								3 months
Cash equivalents	0				0				0		0
Amount required to be held for loss funding	700,000				500,000				700,000		500,000
Amounts held in escrow for purchase of operating assets of Custom Caseworks, Inc.	6,300,000								6,300,000
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for possible losses on accounts receivable, Beginning Balance				2,550,000				2,053,000	2,550,000		2,053,000		2,611,000
Allowance for possible losses on accounts receivable, Additions Charged to Costs and Expenses									17,114,000		16,687,000		18,144,000
Allowance for possible losses on accounts receivable, Deductions									(17,604,000)	[1]	(16,190,000)	[1]	(18,702,000)	[1]
Allowance for possible losses on accounts receivable, Ending Balance	2,060,000				2,550,000				2,060,000		2,550,000		2,053,000
ACCOUNTS RECEIVABLE AND ALLOWANCES [ABSTRACT]
Accounts receivable retainage	8,300,000				6,900,000				8,300,000		6,900,000
Accounts receivable retainage, collection period									1 year
NOTES RECEIVABLE AND ALLOWANCES [Abstract]
Current portion of notes receivable	800,000				200,000				800,000		200,000
Notes receivable long term portion	5,100,000				7,700,000				5,100,000		7,700,000
Allowance for Notes Receivable [Roll Forward]
Allowance for possible losses on accounts receivable, Beginning Balance				3,226,000				0	3,226,000		0
Allowance for possible losses on notes receivable, Additions									887,000		3,226,000
Allowance for possible losses on notes receivable, Deductions									(3,088,000)		0
Allowance for possible losses on accounts receivable, Ending Balance	1,025,000				3,226,000				1,025,000		3,226,000		0
INVENTORIES [Abstract]
Inventory on consignment	11,400,000				10,900,000				11,400,000		10,900,000
INSURANCE RESERVES [Abstract]
Number of insurance contracts with third party by Ardellis	9								9
Reserve associated with contracts to third party by Ardellis	900,000				200,000				900,000		200,000
REVENUE RECOGNITION [Abstract]
Construction contracts completion term, minimum									6 months
Construction contracts completion term, maximum									18 months
Percentage-of-Completion Account Balances [Abstract]
Costs and Earnings in Excess of Billings	6,903,000				4,981,000				6,903,000		4,981,000
Billings in Excess of Cost and Earnings	2,858,000				2,020,000				2,858,000		2,020,000
Numerator [Abstract]
Net earnings attributable to controlling interest	7,995,000	14,091,000	15,772,000	5,224,000	(1,927,000)	4,198,000	17,509,000	4,155,000	43,082,000		23,934,000		4,549,000
Adjustment for earnings allocated to non-vested restricted common stock									(412,000)		(210,000)		(38,000)
Net earnings for calculating EPS									$ 42,670,000		$ 23,724,000		$ 4,511,000
Denominator [Abstract]
Weighted average shares outstanding (in shares)									19,952,000		19,800,000		19,572,000
Adjustment for non-vested restricted common stock (in shares)									(191,000)		(173,000)		(165,000)
Shares for calculating basic EPS (in shares)									19,761,000		19,627,000		19,407,000
Effect of dilutive stock options (in shares)									54,000		6,000		126,000
Shares for calculating diluted EPS (in shares)									19,815,000		19,633,000		19,533,000
Net earnings per share [Abstract]
Basic (in dollars per share)	$ 0.40	$ 0.71	$ 0.79	$ 0.26	$ (0.10)	$ 0.21	$ 0.88	$ 0.21	$ 2.16		$ 1.21		$ 0.23
Diluted (in dollars per share)	$ 0.40	$ 0.71	$ 0.79	$ 0.26	$ (0.10)	$ 0.21	$ 0.88	$ 0.21	$ 2.15		$ 1.21		$ 0.23
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options excluded from computation of diluted EPS (in shares)									0		0		105,000
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									5 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									15 years
Building and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									15 years
Building and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									31 years 6 months
Machinery, Equipment and Office Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									3 years
Machinery, Equipment and Office Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									10 years

[1]	Includes accounts charged off, discounts given to customers and actual customer returns and allowances.